Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer Segment $ / ¥	Dec. 31, 2016 USD ($) Customer $ / ¥	Dec. 31, 2015 USD ($) $ / ¥	Dec. 31, 2017 CNY (¥) $ / ¥
Summary Of Accounting Policies [Line Items]
Exchange rates used for translation | $ / ¥	6.5342	6.9370	6.4936	6.5342
Number of customers accounted for more than 10% of net revenues | Customer	0	0
Assets measured at fair value	$ 1,514,000	$ 1,514,000
Impairment of long-lived assets	0	0	$ 0
Discretionary payment	4,576,000
Advertising expense	$ 828,000	1,460,000	$ 757,000
Number of reportable segments | Segment	1
Accounting Standards Update 2016-08
Summary Of Accounting Policies [Line Items]
Consumption loan	$ 5,000,000
Safeguard Program
Summary Of Accounting Policies [Line Items]
Minimum loan delinquent period	180 days
Maximum potential amount payable to lenders	$ 20,038,000	$ 21,293,000
Guarantor obligations, term	18 months, 22 months and 20 months as of December 31, 2015, 2016 and 2017, respectively
Guarantor obligation period	20 months	22 months	18 months
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term	7 days
Minimum [Member] | Safeguard Program
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments	1.00%
Maximum
Summary Of Accounting Policies [Line Items]
Loans receivable portfolio, personal loans term	3 years
Maximum | Consumption Loans
Summary Of Accounting Policies [Line Items]
Short-term loans period	3 months
Loan principal amount	$ 922			¥ 6,000
Maximum | Safeguard Program
Summary Of Accounting Policies [Line Items]
Percentage of subsequent loan repayments	2.00%
Fair Value Measurements Non-recurring
Summary Of Accounting Policies [Line Items]
Assets measured at fair value	$ 0	$ 0
Fair Value, Inputs, Level 3
Summary Of Accounting Policies [Line Items]
Fair value classified amount	$ 1,514,000	$ 1,514,000
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Summary Of Accounting Policies [Line Items]
Direct owned percentage	30.00%			30.00%
Indirect owned percentage	70.00%			70.00%